Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 29,608	$ 9,601
Amortization, net	(1,510)	(96)
Net cash used by operating activities	(123,465)	(103,538)
Cash flows from investing activities
Purchase of equity securities	(5,000)
Net cash used by investing activities	(259,754)	(111,402)
Cash flows from financing activities:
Net proceeds from the issuance of preferred stock private placement		14,000
Net proceeds from issuance of common stock in private placement		9,641
Proceeds from exercise of stock options	36
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(32)	(23)
Purchase of treasury shares	(648)
Exercise of warrants to common stock		1,258
Dividends paid	(195)
Net cash from financing activities	558,934	193,515
Net change in cash and cash equivalents	175,715	(21,425)
Beginning cash and cash equivalents	45,879	67,304
Ending cash and cash equivalents	221,594	45,879
Parent Company [Member]
Cash flows from operating activities
Net income	29,608	9,601
Effect of subsidiaries' operations	(31,079)	(11,215)
Amortization, net	38	39
Change in other assets and other liabilities	(480)	(939)
Net cash used by operating activities	(1,913)	(2,514)
Cash flows from investing activities
Investments in banking subsidiary	(5,000)	(14,000)
Purchase of equity securities	(5,000)
Net cash used by investing activities	(10,000)	(14,000)
Cash flows from financing activities:
Proceeds from other borrowings	15,000	4,000
Repayments of other borrowings	(10,500)	(5,000)
Net proceeds from the issuance of preferred stock private placement		14,000
Net proceeds from issuance of common stock in private placement		9,641
Proceeds from exercise of stock options	36
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(32)	(23)
Purchase of treasury shares	(648)
Exercise of warrants to common stock		1,258
Dividends paid	(195)
Net cash from financing activities	3,661	23,876
Net change in cash and cash equivalents	(8,252)	7,362
Beginning cash and cash equivalents	10,037	2,675
Ending cash and cash equivalents	$ 1,785	$ 10,037